UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C 20549 FORM 13F FORM 13F COVER PAGE Report for the Calendar Year or Quarter Ended: September 30, 2003 Check here if Amendment [ ]; Amendment Number: This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries. Institutional Investment Manager Filing this Report: Name : White Oak Capital Management, Inc. Address: 380 Madison Avenue, 22nd Floor NEW YORK, NY 10017 13F File Number: 28-3556 The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral part of this form. Person signing this report on behalf of Reporting Manager: Name: Robert R. Cole Title: President Phone: (212) 490-0600 Signature, Place, and Date of signing: Robert R. Cole, New York, New York October 13, 2003 Report Type (Check only One) [X] 13F Holdings Report [ ] 13F Notice [ ] 13F Combination Report List of Other Managers reporting for this Manager: NONE I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934 FORM 13F SUMMARY PAGE Report Summary Number of Other Included Managers: NONE Form 13F Information Table Entry Total: 201 Form 13F Information Table Value Total : $ 342,449 VALUE SHARES/ SH/ PUT/ INVSTMT -----VOTING AUTHORITY----- NAME OF ISSUER -TITLE OF CLASS- --CUSIP-- X$1000 PRN AMT PRN CALL DSCRETN -MANAGERS-- SOLE SHARED NONE ***BP P L C SPONSORED ADR COMMON STOCK 055622104 983 23341 SH SOLE 0 292 23049 ***BP P L C SPONSORED ADR COMMON STOCK 055622104 1656 39329 SH DEFINED 0 39329 ***CARNIVAL CORP COMMON STOCK 143658300 872 26500 SH SOLE 0 7400 19100 ***EVEREST RE GROUP LTD COMMON STOCK G3223R108 218 2900 SH SOLE 0 2900 ***HSBC HOLDINGS PLC COMMON STOCK 404280406 353 5350 SH SOLE 0 5350 ***MAGNA INTERNATIONAL INC COMMON STOCK 559222401 689 9550 SH SOLE 0 4900 4650 ***NOKIA CORP-SPONSORED ADR COMMON STOCK 654902204 1075 68940 SH SOLE 0 10900 58040 ***NOKIA CORP-SPONSORED ADR COMMON STOCK 654902204 746 47820 SH DEFINED 0 47820 ***ROYAL DUTCH PETROLEUM CO COMMON STOCK 780257804 650 14706 SH SOLE 0 14706 ***ROYAL DUTCH PETROLEUM CO COMMON STOCK 780257804 2291 51824 SH DEFINED 0 51824 ***SCHLUMBERGER LTD COMMON STOCK 806857108 591 12205 SH SOLE 0 12205 ***SCHLUMBERGER LTD COMMON STOCK 806857108 1241 25650 SH DEFINED 0 25650 ***TARO PHARMACEUTICAL COMMON STOCK M8737E108 348 6200 SH SOLE 0 2000 4200 ***VODAFONE GROUP PLC NEW COMMON STOCK 92857W100 306 15120 SH DEFINED 0 15120 3M COMPANY COMMON STOCK 88579Y101 355 5140 SH SOLE 0 2600 2540 ABBOTT LABORATORIES COMMON STOCK 002824100 2323 54590 SH SOLE 0 54590 ABBOTT LABORATORIES COMMON STOCK 002824100 5933 139430 SH DEFINED 0 139430 AES Corp COM 00130H105 371 50000 SH Sole 50000 AES TR III PFD CV 6.75% 00808N202 370 10000 SH Sole 10000 AFFYMETRIX INC COMMON STOCK 00826T108 284 13550 SH SOLE 0 8500 5050 ALLERGAN INC COMMON STOCK 018490102 744 9450 SH SOLE 0 4700 4750 ALLIANT TECHSYSTEMS INC-W/RTS COMMON STOCK 018804104 693 14423 SH SOLE 0 7950 6473 Altria Group COM 718154107 2847 65000 SH Sole 65000 ALTRIA GROUP INC COMMON STOCK 02209S103 7932 181087 SH DEFINED 0 181087 AMAZON.COM INC COMMON STOCK 023135106 1845 38090 SH SOLE 0 9200 28890 AMER INTERNATIONAL GROUP INC COMMON STOCK 026874107 8871 153747 SH SOLE 0 27844 125903 AMER INTERNATIONAL GROUP INC COMMON STOCK 026874107 22706 393514 SH DEFINED 0 393514 Amer Supercond. COM 030111108 1741 168500 SH Sole 168500 AMERADA HESS CORP COMMON STOCK 023551104 281 5618 SH DEFINED 0 5618 AMERICAN EXPRESS COMPANY COMMON STOCK 025816109 1103 24470 SH SOLE 0 13800 10670 American Tower A COM 029912201 203 20000 SH Sole 20000 Amgen COM 031162100 277 4300 SH Sole 4300 AMGEN CORP COMMON STOCK 031162100 3534 54779 SH SOLE 0 6000 48779 AMGEN CORP COMMON STOCK 031162100 4987 77300 SH DEFINED 0 77300 ANADARKO PETROLEUM CORP COMMON STOCK 032511107 859 20570 SH SOLE 0 20570 ANHEUSER BUSCH COMPANIES INC COMMON STOCK 035229103 257 5200 SH SOLE 0 5200 AOL TIME WARNER INC COMMON STOCK 00184A105 1648 109036 SH SOLE 0 25800 83236 AOL TIME WARNER INC COMMON STOCK 00184A105 829 54857 SH DEFINED 0 54857 APPLIED MATERIALS INC COMMON STOCK 038222105 703 38780 SH SOLE 0 16000 22780 APPLIED MATERIALS INC COMMON STOCK 038222105 3012 166158 SH DEFINED 0 166158 AUTOMATIC DATA PROCESSING INC COMMON STOCK 053015103 3609 100666 SH SOLE 0 4500 96166 AUTOMATIC DATA PROCESSING INC COMMON STOCK 053015103 6060 169047 SH DEFINED 0 169047 Avaya Inc. COM 053499109 556 51000 SH Sole 51000 BANK OF AMER CORP COMMON STOCK 060505104 298 3813 SH SOLE 0 3813 BANKNORTH GROUP INC NEW COMMON STOCK 06646R107 206 7300 SH SOLE 0 4200 3100 BECKMAN COULTER INC COMMON STOCK 075811109 339 7450 SH SOLE 0 2950 4500 BECTON DICKINSON & CO COMMON STOCK 075887109 253 6996 SH DEFINED 0 6996 Bellsouth Corp COM 079860102 210 8850 SH Sole 8850 BERKSHIRE HATHAWAY INC CL B COMMON STOCK 084670207 275 110 SH SOLE 0 110 BIOMET INC COMMON STOCK 090613100 626 18675 SH SOLE 0 7000 11675 BROADCOM CORP CL A COMMON STOCK 111320107 440 16500 SH SOLE 0 14500 2000 BROCADE COMMUNICATIONS SYS INC COMMON STOCK 111621108 97 18500 SH SOLE 0 11400 7100 BUCKEYE PARTNERS L P COMMON STOCK 118230101 320 8000 SH DEFINED 0 8000 Capital Financial One COM 14040H105 570 10000 SH Sole 10000 CHEESECAKE FACTORY INC COMMON STOCK 163072101 1806 49756 SH SOLE 0 17375 32381 CHELSEA PPTY GROUP INC COMMON STOCK 163421100 393 8200 SH DEFINED 0 8200 CHEVRONTEXACO CORP COMMON STOCK 166764100 1757 24586 SH SOLE 0 24586 CHEVRONTEXACO CORP COMMON STOCK 166764100 2781 38917 SH DEFINED 0 38917 Choicepoint COM 170388102 270 8066 SH Sole 8066 CISCO SYSTEMS INC COMMON STOCK 17275R102 9318 475647 SH SOLE 0 12000 463647 CISCO SYSTEMS INC COMMON STOCK 17275R102 11413 582587 SH DEFINED 0 582587 Cisco Systems Inc. COM 17275R102 766 39100 SH Sole 39100 CITIGROUP INC COMMON STOCK 172967101 685 15050 SH SOLE 0 8600 6450 COCA-COLA CO COMMON STOCK 191216100 217 5050 SH SOLE 0 5050 Cohen Steers REIT COM 19247x100 381 15500 SH Sole 15500 COLGATE PALMOLIVE CO COMMON STOCK 194162103 5850 104673 SH SOLE 0 3400 101273 COLGATE PALMOLIVE CO COMMON STOCK 194162103 7494 134088 SH DEFINED 0 134088 COMCAST CORPORATION COMMON STOCK 20030N200 574 19352 SH DEFINED 0 19352 CONOCOPHILLIPS COMMON STOCK 20825C104 257 4700 SH SOLE 0 4700 Constellation Brands COM 21036P108 601 19700 SH Sole 19700 Corning Inc COM 219350105 471 50000 SH Sole 50000 COSTCO WHOLESALE CORP-NEW COMMON STOCK 22160K105 349 11200 SH SOLE 0 4400 6800 DELL INC COMMON STOCK 24702R101 505 15100 SH SOLE 0 11000 4100 DoubleClick COM 258609304 269 25000 SH Sole 25000 DOVER CORP COMMON STOCK 260003108 205 5800 SH SOLE 0 5800 E W SCRIPPS CO NEW-CL A COMMON STOCK 811054204 681 8000 SH SOLE 0 3600 4400 EBAY INC COMMON STOCK 278642103 1105 20598 SH SOLE 0 6200 14398 ELECTRONIC ARTS COMMON STOCK 285512109 2457 26650 SH SOLE 0 6400 20250 ELI LILLY & CO COMMON STOCK 532457108 214 3600 SH DEFINED 0 3600 EMC Corp. COM 268648102 631 50000 SH Sole 50000 EMERSON ELECTRIC CO COMMON STOCK 291011104 411 7810 SH SOLE 0 2300 5510 ENBRIDGE ENERGY PARTNERS L P COMMON STOCK 29250R106 244 5000 SH DEFINED 0 5000 Encana Corp. COM 292505104 884 24310 SH Sole 24310 EXXON MOBIL CORP COMMON STOCK 30231G102 1473 40247 SH SOLE 0 40247 EXXON MOBIL CORP COMMON STOCK 30231G102 2975 81284 SH DEFINED 0 81284 Exxon Mobil Corp COM 30231g102 264 7200 SH Sole 7200 FANNIE MAE COMMON STOCK 313586109 1909 27200 SH SOLE 0 19000 8200 FIFTH THIRD BANCORP COMMON STOCK 316773100 296 5324 SH SOLE 0 5324 First American Corp. COM 318522307 627 25200 SH Sole 25200 FIRST DATA CORP COMMON STOCK 319963104 1856 46435 SH SOLE 0 46435 FIRST DATA CORP COMMON STOCK 319963104 2685 67200 SH DEFINED 0 67200 First Republic Bank of San Fra COM 336158100 308 10000 SH Sole 10000 FISERV INC COMMON STOCK 337738108 250 6887 SH SOLE 0 4387 2500 FLEETBOSTON FINL CORP COMMON STOCK 339030108 392 12990 SH SOLE 0 1800 11190 FREDDIE MAC-VOTING COMMON COMMON STOCK 313400301 2527 48270 SH SOLE 0 4000 44270 FREDDIE MAC-VOTING COMMON COMMON STOCK 313400301 4642 88672 SH DEFINED 0 88672 GANNETT CO INC COMMON STOCK 364730101 677 8733 SH DEFINED 0 8733 GAP INC COMMON STOCK 364760108 319 18662 SH SOLE 0 10125 8537 Gateway COM 367626108 283 50000 SH Sole 50000 GENERAL ELECTRIC CO COMMON STOCK 369604103 4083 136978 SH SOLE 0 136978 GENERAL ELECTRIC CO COMMON STOCK 369604103 7983 267806 SH DEFINED 0 267806 GENERAL MOTORS CORP COMMON STOCK 370442105 229 5600 SH SOLE 0 5600 GILLETTE CO COMMON STOCK 375766102 432 13500 SH SOLE 0 6300 7200 GlobalSantaFe Corp COM G3930E101 304 12700 SH Sole 12700 Gold Field's LTD ADR COM 38059T106 439 31000 SH Sole 1000 30000 H J HEINZ CO COMMON STOCK 423074103 382 11150 SH SOLE 0 5000 6150 HANCOCK FABRICS INC COMMON STOCK 409900107 215 13600 SH SOLE 0 10900 2700 HARLEY DAVIDSON INC COMMON STOCK 412822108 2106 43698 SH SOLE 0 8000 35698 HENRY SCHEIN INC COMMON STOCK 806407102 204 3600 SH SOLE 0 3100 500 HERSHEY FOODS CORP COMMON STOCK 427866108 272 3737 SH SOLE 0 3737 HOME DEPOT INC COMMON STOCK 437076102 2878 90354 SH SOLE 0 5450 84904 HOME DEPOT INC COMMON STOCK 437076102 3767 118266 SH DEFINED 0 118266 HOOPER HOLMES INC COMMON STOCK 439104100 90 13500 SH SOLE 0 13500 Hughes Electronics COM 370442832 411 28747 SH Sole 28747 IDEC PHARMACEUTICALS CORP COMMON STOCK 449370105 260 7800 SH SOLE 0 7000 800 ILLINOIS TOOL WORKS INC COMMON STOCK 452308109 371 5600 SH SOLE 0 5600 INKINE PHARMACEUTICAL CO INC COMMON STOCK 457214104 42 10000 SH SOLE 0 10000 Intel COM 458140100 275 10000 SH Sole 10000 INTEL CORP COMMON STOCK 458140100 3988 144920 SH SOLE 0 3400 141520 INTEL CORP COMMON STOCK 458140100 2644 96060 SH DEFINED 0 96060 INTERNATIONAL BUSINESS COMMON STOCK 459200101 1195 13534 SH SOLE 0 1200 12334 INTERNATIONAL BUSINESS COMMON STOCK 459200101 11313 128078 SH DEFINED 0 128078 J P MORGAN CHASE & CO COMMON STOCK 46625H100 1997 58162 SH DEFINED 0 58162 J P Morgan Chase & Co COM 46625h100 257 7500 SH Sole 7500 JDS UNIPHASE CORP COMMON STOCK 46612J101 152 42185 SH SOLE 0 18200 23985 JOHNSON & JOHNSON COMMON STOCK 478160104 7054 142456 SH SOLE 0 10656 131800 JOHNSON & JOHNSON COMMON STOCK 478160104 6004 121250 SH DEFINED 0 121250 JUNIPER NETWORKS COMMON STOCK 48203R104 313 20885 SH SOLE 0 13950 6935 KERR MCGEE CORP COMMON STOCK 492386107 526 11788 SH DEFINED 0 11788 KIMBERLY CLARK CORP COMMON STOCK 494368103 362 7050 SH SOLE 0 2500 4550 KIMBERLY CLARK CORP COMMON STOCK 494368103 239 4656 SH DEFINED 0 4656 KINDER MORGAN ENERGY PARTNERS COMMON STOCK 494550106 357 8340 SH DEFINED 0 8340 Kinder Morgan LLC COM 49455U100 447 11707 SH Sole 11707 L-3 COMMUNICATIONS HOLDINGS COMMON STOCK 502424104 2630 60798 SH SOLE 0 10300 50498 L-3 COMMUNICATIONS HOLDINGS COMMON STOCK 502424104 2609 60325 SH DEFINED 0 60325 Liberty Media A COM 530718105 490 49100 SH Sole 49100 LIBERTY MEDIA CORP SER A NEW COMMON STOCK 530718105 790 79200 SH SOLE 0 65000 14200 LSI LOGIC CORP COMMON STOCK 502161102 119 13200 SH SOLE 0 8600 4600 MARSH & MCLENNAN COS INC COMMON STOCK 571748102 314 6600 SH SOLE 0 3900 2700 MCGRAW HILL COMPANIES INC COMMON STOCK 580645109 1058 17021 SH DEFINED 0 17021 McLeodUSA COM 582266706 695 500000 SH Sole 500000 MERCK & CO INC COMMON STOCK 589331107 2456 48514 SH SOLE 0 48514 MERCK & CO INC COMMON STOCK 589331107 14328 283054 SH DEFINED 0 283054 METLIFE INC COMMON STOCK 59156R108 1039 37043 SH SOLE 0 33800 3243 MICROCHIP TECHNOLOGY INC COMMON STOCK 595017104 419 17474 SH SOLE 0 9787 7687 MICROSOFT CORP COMMON STOCK 594918104 5557 199896 SH SOLE 0 8000 191896 MICROSOFT CORP COMMON STOCK 594918104 4666 167850 SH DEFINED 0 167850 MILLENNIUM PHARMACEUTICALS INC COMMON STOCK 599902103 216 14000 SH SOLE 0 6900 7100 Morgan Stanley Instl Fund Inte 617440813 5211 496740 SH Sole 496740 NORTHROP GRUMMAN CORP COMMON STOCK 666807102 290 3360 SH SOLE 0 2400 960 OMNICOM GROUP INC COMMON STOCK 681919106 1545 21505 SH SOLE 0 21505 OMNICOM GROUP INC COMMON STOCK 681919106 2998 41725 SH DEFINED 0 41725 Online Resources COM 68273G101 1385 196500 SH Sole 196500 ORACLE CORP COMMON STOCK 68389X105 1311 116489 SH SOLE 0 20800 95689 ORACLE CORP COMMON STOCK 68389X105 416 36975 SH DEFINED 0 36975 Pacific Capital Bancrp. COM 69404p101 244 8000 SH Sole 8000 PEPSICO INC COMMON STOCK 713448108 2304 50263 SH SOLE 0 50263 PEPSICO INC COMMON STOCK 713448108 5534 120750 SH DEFINED 0 120750 PFIZER INC COMMON STOCK 717081103 4562 150178 SH SOLE 0 50400 99778 PFIZER INC COMMON STOCK 717081103 3833 126175 SH DEFINED 0 126175 PROCTER & GAMBLE CO COMMON STOCK 742718109 471 5074 SH SOLE 0 2600 2474 QUESTAR CORP COMMON STOCK 748356102 524 17005 SH SOLE 0 17005 QUESTAR CORP COMMON STOCK 748356102 607 19699 SH DEFINED 0 19699 Quinenco S.A. COM 748718103 360 51700 SH Sole 51700 REYNOLDS & REYNOLDS CO CLASS A COMMON STOCK 761695105 366 13300 SH DEFINED 0 13300 RUBY TUESDAY INC COMMON STOCK 781182100 234 9699 SH SOLE 0 9699 SAFECO CORP COMMON STOCK 786429100 201 5700 SH SOLE 0 3400 2300 Sanmina Sci Corp COM 800907107 483 50000 SH Sole 50000 SCHERING PLOUGH CORP COMMON STOCK 806605101 163 10672 SH DEFINED 0 10672 Scudder RREEF COM 81119Q100 338 22500 SH Sole 22500 Senetek Plc - Adr COM 817209307 13 25000 SH Sole 25000 SIEBEL SYSTEMS INC COMMON STOCK 826170102 172 17650 SH SOLE 0 11800 5850 SIEBEL SYSTEMS INC COMMON STOCK 826170102 113 11550 SH DEFINED 0 11550 SILICON VALLEY BANCSHARES COMMON STOCK 827064106 259 9397 SH SOLE 0 9397 Sirius Satellite Radio COM 82966U103 273 150000 SH Sole 150000 SMUCKER J M COMPANY COMMON STOCK 832696405 222 5264 SH SOLE 0 2056 3208 SOUTHTRUST CORP COMMON STOCK 844730101 922 31396 SH DEFINED 0 31396 SUN MICROSYSTEMS INC COMMON STOCK 866810104 790 238734 SH SOLE 0 24400 214334 TARGET CORP COMMON STOCK 87612E106 504 13399 SH SOLE 0 7000 6399 TEXAS INSTRUMENTS INC COMMON STOCK 882508104 1046 45884 SH SOLE 0 12000 33884 TRAVELERS PPTY CASUALTY CL A COMMON STOCK 89420G109 174 10986 SH SOLE 0 6469 4517 Tripath Imaging COM 896942109 1426 165000 SH Sole 165000 TUESDAY MORNING CORP-NEW COMMON STOCK 899035505 226 8100 SH SOLE 0 5000 3100 Ultrapar Part Pfd COM 90400P101 500 48000 SH Sole 48000 Unitrin COM 913275103 225 7400 SH Sole 7400 UNIVISION COMMUNICATIONS INC COMMON STOCK 914906102 3062 95893 SH SOLE 0 11000 84893 UNIVISION COMMUNICATIONS INC COMMON STOCK 914906102 2762 86500 SH DEFINED 0 86500 US BANCORP DEL COMMON STOCK 902973304 1065 44407 SH SOLE 0 44407 VALSPAR CORP COMMON STOCK 920355104 1230 26375 SH SOLE 0 26375 VALSPAR CORP COMMON STOCK 920355104 2300 49300 SH DEFINED 0 49300 VERIZON COMMUNICATIONS COMMON STOCK 92343V104 620 19126 SH DEFINED 0 19126 Vodafone Group COM 92857w100 288 14200 SH Sole 14200 W W GRAINGER INC COMMON STOCK 384802104 256 5375 SH SOLE 0 3700 1675 WAL-MART STORES INC COMMON STOCK 931142103 4365 78161 SH SOLE 0 78161 WAL-MART STORES INC COMMON STOCK 931142103 6548 117248 SH DEFINED 0 117248 WALT DISNEY CO HOLDING CO COMMON STOCK 254687106 1340 66425 SH SOLE 0 66425 WALT DISNEY CO HOLDING CO COMMON STOCK 254687106 2537 125800 SH DEFINED 0 125800 WEBEX COMMUNICATIONS INC COMMON STOCK 94767L109 587 31098 SH SOLE 0 14700 16398 WELLS FARGO & CO-NEW COMMON STOCK 949746101 227 4410 SH SOLE 0 4410 Wells Fargo Corp COM 949746101 201 3900 SH Sole 3900 YAHOO INC COMMON STOCK 984332106 785 22180 SH SOLE 0 7700 14480 REPORT SUMMARY 201 DATA RECORDS 342449 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED